Fees Summary	Apr. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 215,000,000.00
Previously Paid Amount	138.10
Total Fee Amount	29,691.50
Total Offset Amount	0.00
Net Fee	$ 29,553.40